Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001742912
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2023
Prospectus Date	rr_ProspectusDate	Jul. 29, 2023
Acruence Active Hedge U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Acruence Active Hedge U.S. Equity ETF Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Acruence Active Hedge U.S. Equity ETF (the “Fund”) seeks capital appreciation with reduced volatility as compared to the S&P 500 Index (the “S&P 500”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over its portfolio”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2023, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing the Fund’s assets in equity securities that, in the view of Acruence Capital, LLC, the Fund’s investment sub-adviser (“Acruence” or the “Sub-Adviser”), can produce market returns (i.e., return consistent with U.S. large capitalizations stocks as represented by the S&P 500 index) with lower volatility (i.e., a lower annual price variance as compared to the S&P 500 on an annual basis) in various market environments. The Sub-Adviser seeks to reduce the Fund’s volatility through the use of various options strategies (as described below). The Fund’s equity portfolio consists of two components, one with a dividend equity focus (e.g., companies that pay regular dividends) and the other with a growth equity focus.

The Sub-Adviser seeks to reduce the Fund’s volatility by using various options strategies including purchasing options contracts on the CBOE Volatility Index (the “VIX Index”), which is a calculation designed to produce a measure of constant, 30-day expected volatility of the U.S. stock market, derived from real-time, mid-quote prices of call and put options on the S&P 500. In addition, the Sub-Adviser may seek to reduce the Fund’s volatility by employing other options strategies such as a collar strategy, vertical spread strategy, covered call strategy, or box trade strategy, each as described more below. In connection with the Fund’s use of options strategies, the Fund will hold U.S. Treasury securities to satisfy any applicable margin requirements.

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. equity securities comprising the S&P 500. However, the Fund’s overall equity market exposure will typically range from 50% to 95% and the Fund will hold between 40 and 80 equity securities. Equity market exposure refers to the percentage of the Fund’s portfolio that is exposed to the equity markets. For example, at a 75% market exposure, the Sub-Adviser will seek to use the volatility reducing options strategies discussed below to offset approximately 25% of the volatility of the Fund’s equity holdings. The composition of the Fund’s equity portfolio will generally be at least 25% to each of the dividend equity component and growth equity component with either component comprising up to 75% of the equity portfolio depending on market conditions, as discussed below.

The Fund may allocate up to 20% of its total assets in its wholly-owned subsidiary (the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Subsidiary is advised by the Adviser (as defined herein), and will comply with the Fund’s investment objective and investment policies.

Equity Strategies. The Fund’s equity portfolio is constructed with a dividend equity component and a growth equity component. The Sub-Adviser begins the equity selection process by first analyzing the industries that make up the S&P 500. After completing the industry analysis, the Sub-Adviser will select securities for the dividend equity component and the growth equity component of the Fund’s equity portfolio by using the criteria set forth below.

●	Industry Analysis

1.	Relative Strength. The Sub-Adviser analyzes and ranks the change in each industry’s aggregate equity price compared to its peer industries over various periods.

2.	Institutional Investor Distribution. The Sub-Adviser analyzes the institutional and retail ownership of the securities in each industry and analyzes whether institutional ownership is increasing or decreasing. In the Sub-Adviser’s view, institutional investors tend to have more accurate forecasting.

3.	Earnings Ranking Changes. The Sub-Adviser analyzes each industry’s aggregate earnings and considers whether earnings are increasing or decreasing.

4.	Debt-to-Shareholder Equity. The Sub-Adviser analyzes each industry’s aggregate debt-to-equity ratios. In particular, the Sub-Adviser considers whether each industry’s debt-to-equity ratio is increasing (high debt, which suggests more risk) or decreasing (lower debt, which suggest less risk).

●	Dividend Equity Component. Within the industries the Sub-Adviser determines are the most attractive, the Sub-Adviser selects securities for the Fund’s dividend equity component based on:

1.	Yield. The Sub-Adviser analyzes the interest or dividend a company paid on the security over various periods.

2.	Relative Debt. The Sub-Adviser analyzes each company’s debt level compared to its peers in its industry.

3.	Relative Price to Earnings Ratios. The Sub-Adviser analyzes each company’s price-to-earnings ratio against that of its peers in its industry.

●	Growth Equity Component. Within the industries the Sub-Adviser determines are the most attractive, the Sub-Adviser selects securities for the Fund’s growth equity component based on:

1.	Earnings. The Sub-Adviser analyzes each potential company’s earnings growth compared to its peers in its industry. The Sub-Adviser will favor companies with higher earnings growth.

2.	Sales. The Sub-Adviser analyzes each potential company’s sales compared to its peers in its industry. The Sub-Adviser will favor companies with higher sales.

Volatility Reduction Option Strategies

The Sub-Adviser seeks to reduce the Fund’s volatility by engaging in one or more of the following five volatility reduction option strategies at any time. Stock portfolio volatility is a measure of the price fluctuations of the Fund’s portfolio over a certain period of time. A high level of volatility means that the value of the portfolio is prone to significant fluctuations over time, while a low level of volatility indicates that the value of the portfolio is relatively stable.

An option is a financial instrument that gives the holder (e.g., the Fund) the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a certain date. There are two main types of options: call options and put options. A call option gives the holder the right to buy the underlying asset at a specific price (the strike price) on or before the expiration date. A put option gives the holder the right to sell the underlying asset at a specific price on or before the expiration date. The price at which the underlying asset can be bought or sold is known as the options exercise price.

The Sub-Adviser uses the following options strategies to seek to reduce the Fund’s volatility and hedge against potential price movements in the Fund’s overall portfolio.

●	VIX Options Strategy: The Sub-Adviser may purchase option contracts on the VIX Index (“VIX Options”). The VIX Index measures the volatility of market value fluctuations in the market (not the current prices of securities). The VIX Index focuses on how fast market values are changing, and the faster market values change, the higher the VIX. Typically, increased volatility is more closely correlated with bear markets (than bull markets). The Sub-Adviser uses its algorithmic model as a metric, and purchases VIX Options when either the time premium has been reduced because it is close to expiration or volatility has subsided, making current and forward months inexpensive relative to historic metrics. Should volatility return and equity prices decline, the premium associated with the options will rise, offsetting declines in equity pricing. Generally speaking, the Fund will maintain varying exposure to VIX Options.

○	Maximum Gain: Unlimited.

○	Maximum Loss: The purchase price of the option contracts.

●	Collar Strategy: The Sub-Adviser may purchase put options and sell call options with differing strike prices to implement a collar strategy. The Fund will hold a long position in an underlying asset and simultaneously buy a protective put option and sell a call option on the same asset. The goal is to seek to protect against potential losses in the underlying asset. However, the use of a collar strategy will limit the potential gains the Fund may realize on long holdings in the underlying asset. The put option provides downside protection, while the call option limits the potential upside of the underlying asset. The Sub-Adviser may use a collar strategy if it is bullish on an asset but wants to protect the holding against potential declines in its price.

○	Maximum Gain: An amount equal to the call options strike price, less the underlying stocks purchase price per share and the cost of the options.

○	Maximum Loss: An amount equal to the purchase price of the underlying stock and the cost of the options, less the put options strike price.

●	Vertical Spread Strategy: The Sub-Adviser may enter into vertical spread transactions. That is, the Fund will buy and sell options of the same type (either call options or put options) on the same underlying asset, but with different strike prices and/or expiration dates. The goal of this strategy is to seek to profit from a change in the price of the underlying asset, while also limiting potential losses through the opposing positions. Vertical spreads can be bullish or bearish, depending on whether the Fund is buying a call spread or a put spread. The Sub-Adviser may use a vertical spread when seeking to protect the Fund’s core equity portfolio (i.e., to seek to protect against potential declines in the market value of the core equity portfolio) as well as to generate additional income. The Sub-Adviser may employ the vertical spread strategy when it anticipates heightened stock market volatility.

o	Maximum Gain/Loss: The maximum gain and loss are calculated the same - an amount equal to the difference between the strike prices multiplied by the number of contracts or units subject to the option minus net premiums received.

●	Covered Call Strategy: The Sub-Adviser may enter into covered call transactions. That is, the Fund will hold a long position in an asset and sell call options on that same asset to seek to generate income through premiums. The strategy aims to generate income through the premiums received from selling the call options, while also potentially benefiting from potential appreciation in the underlying asset up to the amount of the strike price. The use of a covered call strategy will limit the potential gains the Fund may realize on long holdings in the underlying asset. Further, if the underlying asset increases significantly in price, the Fund may be required to sell the shares at a lower price than it could have obtained by simply selling the asset on the open market. The Sub-Adviser may use the covered call strategy when the Sub-Adviser has set a specific target price for selling a security in the Fund’s portfolio. In that case, the Fund may write a covered call at that same target price, which is expected to generate income if the security reaches that predetermined exit price.

○	Maximum Gain: The premium received for the options sold, plus the potential upside in the stock between the current price and the strike price.

○	Maximum Loss: The purchase price of the underlying stock less the premium received.

●	Box Trade Strategy: The Sub-Adviser may enter into box trades, which is an options strategy that involves simultaneously buying four option contracts to create offsetting positions to generate income. The strategy is neutral and not dependent on any directional movement from the underlying asset. To construct a box trade, the Fund uses two options for the “long leg” side, and two for the “short leg” side. For the long leg side, the Fund will buy a call option and sell a put option on the same underlying asset, with the same strike price and maturity. For the short leg side, the Fund will sell a call option and buy a put option on the same underlying asset, with the same strike price, and maturity. The Fund will use only “long” box trades, meaning that the Fund’s long leg strike price will always be lower than the short leg strike price. This creates a financing obligation through which the Fund will generate income at a fixed rate of interest tied to U.S. Treasury securities.

o	Maximum Gain: Potential gains are limited to the difference between the long leg and short leg strike prices, less the cost of the options.

o	Maximum Loss: None.

Portfolio Construction

The Fund’s portfolio construction begins with the Sub-Adviser’s outlook for the U.S. equity stock markets, which encompasses an analysis of proprietary price to value ratio and technical moving averages on major markets. The Sub-Adviser’s market outlook influences the Fund’s equity market exposure, the number of securities held, and the tilt of the Fund’s portfolio toward dividends or growth.

If the Sub-Adviser’s market outlook is positive, (1) the Fund’s dividend portfolio will generally consist of between 30 to 40 securities and will represent 25% to 50% of the Fund’s equity portfolio, and (2) the Fund’s growth portfolio will generally consist of between 30 to 40 securities and will represent 50% to 75% of the Fund’s equity portfolio.

In contrast, if the Sub-Adviser’s market outlook is negative, (1) the Fund’s dividend portfolio will generally consist of between 20 to 30 securities and will generally represent 50% to 75% of the Fund’s equity portfolio, and (2) the Fund’s growth portfolio will generally consist of between 20 to 30 securities and will represent 25% to 50% of the Fund’s equity portfolio.

That is, the Fund’s portfolio is generally subject to the following high-level guidelines:

Sub-Adviser’s Market Outlook	Negative	Neutral	Positive
Equity Market Exposure*	50%	75%	95%
Number of Equity Securities	40	60	80
Dividend Component/Growth Component	75/25	50/50	25/75

* Equity market exposure refers to the percentage of Fund’s portfolio that is exposed to the equity markets. For example, at a 75% equity market exposure, the Sub-Adviser will seek to use the volatility reducing options strategies discussed above to offset approximately 25% of the volatility of the Fund’s equity holdings.

The Sub-Adviser uses fundamentals (described below) as the primary driver when adding equity securities to the Fund’s portfolio.

●	Securities fundamentals are the underlying financial and economic factors that determine the value of a security. These factors can include a company’s financial statements, such as its income statement, balance sheet, and cash flow statement, as well as economic indicators, such as interest rates and inflation.

The Sub-Adviser uses the metrics of relative strength and institutional investor distribution to determine equity portfolio holdings to sell.

●	Relative strength is a technical analysis concept through which the Sub-Adviser compares the performance of a security to a peer group of securities. It can be used to gauge how securities are performing compared to their peers.

●	Institutional investor distribution refers to the distribution of a security’s ownership among institutional investors, which are large financial organizations that invest on behalf of clients. A security that has a high concentration of ownership among a few large institutional investors may be more vulnerable to sell-offs or changes in sentiment among those investors.

The Fund intends to gain exposure to VIX Options through its investments in the Subsidiary and may invest up to 20% of its total assets in the Subsidiary. The Subsidiary will invest only in VIX Options which do not generate good income under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in VIX Options; however, the Subsidiary will comply with the same 1940 Act asset coverage requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

The Fund is deemed to be non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Prior to April 28, 2023, the Fund was managed by the Sub-Adviser with different principal investment strategies. Updated performance information is available on the Fund’s website at www.acruenceetf.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acruenceetf.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Ended December 31, 2022
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of June 30, 2023 was 8.12%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 5.49% for the quarter ended December 31, 2022 and the lowest quarterly return was -16.46% for the quarter ended June 30, 2022.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ended December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investors tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged arrangements such as an individual retirement account (“IRA”). In certain cases, the figures representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Acruence Active Hedge U.S. Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Acruence Active Hedge U.S. Equity ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Acruence Active Hedge U.S. Equity ETF | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Options may also present tracking risk. An imperfect or variable degree of correlation between price movements of the derivative and the underlying investment may prevent the portfolio from achieving the intended effect. The value of an option can change over time depending on several factors aside from just changes in the underlying asset’s price, such as the time remaining to expiration and the expected level of volatility in the underlying asset. For option buyers, the risk of loss is limited to the option premium at the time of purchase. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration. If the Sub-Adviser applies an options strategy to seek to hedge the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, options strategies may lower the Fund’s return. The Fund’s options strategies are also subject to the following risks:

Acruence Active Hedge U.S. Equity ETF | VIX Options Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	VIX Options Strategy Risk. One of the primary drivers of the value of a VIX Option is movement in the spot value of the VIX Index, which is a measure of implied volatility of S&P 500 options. Therefore, changing market expectations of future volatility will lead to changes in the market value of VIX Options. VIX Options will be subject to market risk. Because implied volatilities often rise during periods of market stress, the VIX Index is often negatively correlated to equity markets.
Acruence Active Hedge U.S. Equity ETF | Collar Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Collar Strategy Risk. By selling call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying asset above the exercise prices of such options. By purchasing put options in return for the payment of premiums, the Fund may be protected from a significant decline in the price of the underlying asset if the put options become in the money, but during periods where the underlying asset appreciates, the Fund will underperform due to the cost of the premiums paid and the increased value of any call options sold on the underlying asset. In addition, the Fund’s ability to sell the securities that are underlying assets for the options will be limited while the options are in effect unless the Fund cancels out the options positions through the purchase or sale of offsetting identical options prior to the expiration of the options
Acruence Active Hedge U.S. Equity ETF | Vertical Spread Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Vertical Spread Strategy Risk. The vertical spread strategy used to seek to protect the Fund against market declines during periods of volatility may not work as intended. Effective use of a vertical spread strategy to limit potential losses to the Fund depends on the Sub-Adviser setting an appropriate spread between the two options held by the Fund. Use of vertical spread options may offer downside protection to the Fund but also limit the Fund’s returns if the reference asset in a vertical spread option appreciates in value. As a consequence, the Fund may underperform relative to other Fund’s that do not employ a vertical spread option strategy.
Acruence Active Hedge U.S. Equity ETF | Covered Call Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Covered Call Strategy Risk. When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying asset to the exercise price (plus the premium received). The maximum potential gain on the underlying asset will be equal to the difference between the exercise price and the purchase price of the reference asset at the time the option is written, plus the premium received. In a rising market, the option may require an underlying asset to be sold at an exercise price that is lower than would be received if the underlying asset was sold at the market price. If a call expires, the Fund realizes a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the reference asset during the option period, the loss realized may exceed such gain. If the underlying asset declines by more than the option premium the Fund receives, there will be a loss on the overall position.
Acruence Active Hedge U.S. Equity ETF | Box Trade Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Box Trade Strategy Risk. Use of a box trade strategy is intended to limit overall risk to the Fund since the loss in one option transaction is set off against the gain from another option transaction. Because box trades involve multiple options transactions, the Fund will incur additional transaction costs when utilizing a box trade strategy which will limit returns when using such a strategy.
Acruence Active Hedge U.S. Equity ETF | Dividend Investing Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Investing Risks. The Fund will be subject to the risk that issuers that have historically paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. Such events could lower the price or yield of that company’s equity securities. Additionally, equity securities with that make high or regular dividend payments may underperform other securities in certain market conditions.

Acruence Active Hedge U.S. Equity ETF | Growth Investing Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risks. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Acruence Active Hedge U.S. Equity ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The VIX Options and other investments held by the Subsidiary are generally similar to those investments that are permitted to be held by the Fund and are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Acruence Active Hedge U.S. Equity ETF | ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. The Fund is an ETF, and, as a result of an ETFs structure, is exposed to the following risks:
Acruence Active Hedge U.S. Equity ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Acruence Active Hedge U.S. Equity ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.
Acruence Active Hedge U.S. Equity ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Acruence Active Hedge U.S. Equity ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Acruence Active Hedge U.S. Equity ETF | Trading [Member]
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.
Acruence Active Hedge U.S. Equity ETF | General Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Acruence Active Hedge U.S. Equity ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. Although the Sub-Adviser has options trading experience, the Sub-Adviser may not be able to replicate the historical performance of its options strategies. In addition, the Sub-Adviser’s investment strategy to seek lower volatility may cause the Fund to underperform the broader equity market during market rallies. Such underperformance could be significant during sudden or significant market rallies.

Acruence Active Hedge U.S. Equity ETF | Large Capitalization Investing [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Acruence Active Hedge U.S. Equity ETF | Models and Data Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and complete. While the Sub-Adviser’s model measures relationships between the VIX Index, volatility, and premiums, levels may be depressed for extended periods and options can expire worthless.

Acruence Active Hedge U.S. Equity ETF | Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Acruence Active Hedge U.S. Equity ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified”, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Acruence Active Hedge U.S. Equity ETF | Recent Market Events Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Acruence Active Hedge U.S. Equity ETF | Tax Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.

Acruence Active Hedge U.S. Equity ETF | U.S. Treasury Securities Risk [Member]
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U.S. Treasury Securities Risk. The Fund may invest in U.S. Treasury securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and counterparty risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Acruence Active Hedge U.S. Equity ETF | S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2021
Acruence Active Hedge U.S. Equity ETF | Acruence Active Hedge U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XVOL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2022	rr_AnnualReturn2022	(20.91%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.46%)
1 Year	rr_AverageAnnualReturnYear01	(20.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2021
Acruence Active Hedge U.S. Equity ETF | Acruence Active Hedge U.S. Equity ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2021
Acruence Active Hedge U.S. Equity ETF | Acruence Active Hedge U.S. Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2021

[1]	The Fund’s investment adviser, Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, will pay, or require a third-party to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.